PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Major classes of property, plant and equipment were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Land and land improvements	$548,847	$533,027
Buildings and leasehold improvements	300,258	284,679
Machinery and equipment	328,006	296,530
Computer software	76,997	68,101
Vessels and containers	195,218	217,963
Machinery and equipment and vessel containers under finance leases	47,209	37,706
Construction in progress	50,474	53,839
Property, plant and equipment, gross	1,547,009	1,491,845
Accumulated depreciation	(444,775)	(375,721)
Property, plant and equipment, net	$1,102,234	$1,116,124
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years

Land improvements	1 to 30
Buildings and leasehold improvements*	2 to 50
Machinery and equipment	1 to 25
Computer software	2 to 10
Vessels and containers	1 to 30
Machinery and equipment and vessel containers under finance leases	Shorter of lease term or useful life
*Leasehold improvements are depreciated using the shorter of the useful life or life of the lease.